Share Options - Schedule of Total Compensation Cost (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	$ 315	$ 327
Research and development [Member]
Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	128	137
Sales and marketing [Member]
Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	132	13
General and administrative [Member]
Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	$ 55	$ 177